Discontinued operations	12 Months Ended
Dec. 31, 2014
Discontinued operations
Discontinued operations

12. Discontinued operations

        In December 2013, the Company, the equity owners of PW Literature, and Beijing Baidu Netcom Science Technology Co., Ltd. ("Baidu"), entered into a definitive agreement to sell PW Literature to Baidu, for a total consideration of RMB191,500,000, for the acquisition of PW Literature's equity interests and the repayment of PW Literature's loan from the Company. The transaction was completed on December 31, 2013. The Company has recorded the disposal gain of RMB166,288,268 in the "Gain from disposal of discontinued operations, net of tax" account in the Consolidated Statements of Income and Comprehensive Income for the year ended December 31, 2013. The disposal gain represented the excess of (i) the total consideration net of direct transaction cost incurred for the disposal over (ii) the carrying value of the net assets of PW Literature, loan provided to and non-controlling interests in PW Literature as of the disposal date. Prior to the sale, PW Literature was included in the Company's PRC operating segment. The amount due from Baidu amounting to RMB54,280,000 was received in January 2014. Of the loan due from PW Literature amounting to RMB112,745,141 was repaid in July 2014 and RMB4,061,115 are expected to be repaid in December 2015.

        Because there was no significant continuing cash flow from PW Literature expected to be generated by the ongoing entity and the Group will not have any significant continuing involvement in the operations of PW Literature after December 31, 2013, the revenues and expenses related to the operations of PW Literature have been segregated from continuing operations and reported as discontinued operations for all periods. Following are revenues and (loss) / income from discontinued operations:

	For the years ended December 31,
	2012	2013
	RMB	RMB
Revenues	27,783,299	44,255,398

	For the years ended December 31,
	2012	2013
	RMB	RMB
Loss from discontinued operations, net of nil tax	(30,214,733)	(44,322,061)
Gain from disposal of discontinued operations, net of nil tax	—	166,288,268

(Loss) / income from discontinued operations, net of tax	(30,214,733)	121,966,207

        Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

December 31, 2013
RMB
Cash and cash equivalents	14,135,057
Accounts receivable, net	4,674,630
Prepayments and other assets	2,183,108
Other non current assets	2,989,932

Total assets	23,982,727

Received in advance	2,219,499
Salary and welfare payable	2,976,912
Payable to Perfect World	120,000,000
Other current liabilities	3,416,741

Total liabilities	128,613,152